Franklin New York Tax-Free Trust
Statement of Investments, June 30, 2019 (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.2%
New York 98.2%
Allegany County GO, Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26	$1,245,000	$1,461,829
Brookhaven GO,
Suffolk County, Public Improvement, Raymond James and Associates, Series B, 3.00%, 1/15/27	3,290,000	3,369,388
Suffolk County, Public Improvement, Raymond James and Associates, Series B, 3.00%, 1/15/28	4,420,000	4,521,616
Grand Island CSD,
GO, Refunding, School District, 4.00%, 12/01/29	3,915,000	4,501,154
GO, School District, 4.00%, 12/01/30	3,650,000	4,151,145
Haverstraw-Stony Point CSD,
GO, Rockland and Orange Counties, School District, Refunding, 5.00%, 10/15/25	850,000	973,216
GO, Rockland and Orange Counties, School District, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	682,290
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,547,850
Monroe County IDA School Facility Revenue,
Rochester Schools Modernization Project, 5.00%, 5/01/26	5,000,000	5,660,500
Rochester Schools Modernization Project, 5.00%, 5/01/29	9,645,000	10,912,257
Rochester Schools Modernization Project, 5.00%, 5/01/29	1,175,000	1,404,478
Monroe County IDC Revenue,
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/25	5,445,000	6,268,611
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/27	6,220,000	7,160,837
MTA Dedicated Tax Fund Revenue, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/32	70,000,000	48,525,400
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Capital Appreciation, Refunding, Series C, Subseries C-2, zero cpn., 11/15/39	15,000,000	7,874,850
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/29	2,440,000	2,927,146
Transportation, Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	9,953,271
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	11,695,900
Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	11,852,662
Transportation, Series E, BAM Insured, Pre-Refunded, 5.00%, 11/15/27	8,900,000	10,360,134
Nassau County GO,
General Improvement, Series A, AGMC Insured, Pre-Refunded, 4.25%, 4/01/26	10,540,000	11,103,468
General Improvement, Series C, Pre-Refunded, 4.00%, 10/01/24	6,200,000	6,416,504
Multi-Modal, Series A, Pre-Refunded, 4.25%, 12/01/23	5,615,000	5,856,782
Multi-Modal, Series B, Pre-Refunded, 4.25%, 12/01/23	5,925,000	6,180,130
New York City GO,
Fiscal 2012, Series D, Subseries D-1, 5.00%, 10/01/24	5,000,000	5,411,950
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	11,744,200
Fiscal 2016, Refunding, Series A, 5.00%, 8/01/26	9,000,000	10,847,700
Fiscal 2018, Series E, Subseries E-1, 5.25%, 3/01/31	5,000,000	6,364,700
Fiscal 2019, Series D, Subseries D-1, 5.00%, 12/01/35	5,015,000	6,201,599
New York City IDAR, Pilot, Yankee Stadium Project, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 3/01/21	10,150,000	9,872,397
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2012, Refunding, Series EE, 5.00%, 6/15/28	8,000,000	8,850,560
Second General Resolution, Fiscal 2014, Refunding, Series DD, 5.00%, 6/15/23	6,000,000	6,883,560
Second General Resolution, Fiscal 2015, Refunding, Series DD, 5.00%, 6/15/29	7,790,000	9,101,680
Second General Resolution, Fiscal 2015, Refunding, Series GG, 5.00%, 6/15/27	10,000,000	12,042,100
Second General Resolution, Fiscal 2018, Refunding, Series EE, 5.00%, 6/15/30	5,000,000	6,058,850
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue, (continued)
Second General Resolution, Fiscal 2018, Refunding, Series FF, 5.00%, 6/15/34	$5,000,000	$6,202,700
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 4.00%, 6/15/37	5,000,000	5,539,900
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2012, Series S-1, Subseries S-1A, 5.00%, 7/15/26	9,020,000	9,711,924
Fiscal 2016, Subordinate, Series S-1, 5.00%, 7/15/43	14,000,000	16,289,980
Fiscal 2018, Refunding, Series S-1, 5.00%, 7/15/29	8,215,000	10,224,307
Fiscal 2019, Refunding, Series S-3, Subseries S-3A, 5.00%, 7/15/34	10,000,000	12,366,200
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2011, Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	10,107,300
Future Tax Secured, Fiscal 2012, Subordinate, Series E, Subseries E-1, 5.00%, 2/01/23	5,000,000	5,468,950
Future Tax Secured, Fiscal 2016, Subordinate, Series A, Subseries A-1, 5.00%, 8/01/28	5,000,000	6,003,650
Future Tax Secured, Fiscal 2018, Subordinate, Series B, Subseries B-1, 4.00%, 8/01/35	4,000,000	4,458,520
Future Tax Secured, New York City Recovery, Fiscal 2003, Subseries 13, 5.00%, 11/01/22	6,800,000	7,636,944
Future Tax Secured, Subordinate, Fiscal 2019, Series C, Subseries C-1, 4.00%, 11/01/42	7,500,000	8,320,350
New York City Trust for Cultural Resources Revenue,
The Juilliard School, Refunding, Series A, 5.00%, 1/01/33	2,700,000	3,414,933
Lincoln Center for Performing Arts Inc., Refunding, Series A, 5.00%, 12/01/26	2,500,000	3,104,025
Whitney Museum of American Art, 5.00%, 7/01/21	8,000,000	8,438,720
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%, 11/15/25	2,250,000	2,725,200
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	11,420,000	15,147,374
New York State Dormitory Authority Revenues,
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	10,674,909
Non-State Supported Debt, Catholic Health System Obligated Group, Refunding, Series A, 4.00%, 7/01/37	1,150,000	1,256,329
Non-State Supported Debt, Master Boces Program, Lease, Oneida Herkimer Madison, Refunding, 5.00%, 8/15/28	1,100,000	1,349,590
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%, 7/01/23	1,250,000	1,367,438
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/21	3,000,000	3,102,330
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,015,739
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,036,920
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,038,580
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,040,260
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 1, 4.00%, 1/15/21	13,510,000	13,705,625
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/33	12,000,000	14,883,600
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	6,040,000	7,533,994
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/27	6,000,000	7,060,320
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/20	11,695,000	11,727,512
  |  2

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	$1,250,000	$1,250,000
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,165,580
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,296,360
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, 5.00%, 10/01/24	345,000	372,545
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/19	4,000,000	4,037,720
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	6,425,000	7,177,303
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	860,000	897,453
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/23	13,420,000	14,062,952
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	160,000	161,397
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/24	4,840,000	4,885,786
Non-State Supported Debt, School Districts, Financing Program, Series A, Pre-Refunded, 5.00%, 10/01/24	6,710,000	7,279,813
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/29	1,000,000	1,246,340
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/33	1,000,000	1,242,660
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,358,963
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured, 5.50%, 7/01/22	10,000,000	11,247,300
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,056,440
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%, 7/01/22	9,240,000	10,389,548
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/26	8,000,000	8,827,200
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL Insured, 5.50%, 5/15/21	7,000,000	7,545,230
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL Insured, 5.50%, 5/15/24	7,790,000	9,316,373
New York State Dormitory Authority Sales Tax Revenue,
Series A, 5.00%, 3/15/32	7,000,000	8,511,860
Series A, 5.00%, 3/15/33	5,000,000	6,222,850
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	5,000,000	5,813,550
General Purpose, Refunding, Series A, 4.00%, 2/15/33	10,000,000	11,196,800
General Purpose, Refunding, Series A, 5.25%, 3/15/37	7,000,000	8,788,010
General Purpose, Refunding, Series D, 5.00%, 2/15/27	10,000,000	12,376,500
Series A, 5.00%, 2/15/21	7,090,000	7,254,346
Series A, Pre-Refunded, 5.00%, 2/15/21	45,000	46,050
New York State Environmental Facilities Corp. Revenue,
State Revolving Funds, 2010 Master Financing Program, Green Bonds, Refunding, Series A, 5.00%, 8/15/37	4,105,000	5,180,387
State Revolving Funds, 2010 Master Financing Program, Green Bonds, Series A, 5.00%, 8/15/38	2,955,000	3,715,115
State Revolving Funds, 2010 Master Financing Program, Green Bonds, Series A, 5.00%, 8/15/39	2,920,000	3,657,913
  |  3

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund  (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF, Series B, 5.00%, 6/15/35	$5,000,000	$6,227,050
New York State GO, Series E, 3.25%, 12/15/26	10,520,000	10,992,453
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/20	5,705,000	5,835,074
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	5,923,112
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	4,714,130
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,847,000
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,803,500
Refunding, Series L, 5.00%, 1/01/32	1,750,000	2,172,240
Series I, Assured Guaranty, 5.00%, 1/01/25	5,000,000	5,445,450
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,046,000
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue, Series A, Pre-Refunded, 5.00%, 4/01/23	5,000,000	5,144,250
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A, 5.00%, 3/15/26	5,000,000	5,309,250
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series A, Subseries A-2, 5.00%, 1/01/22	7,650,000	7,794,432
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/30	10,000,000	12,342,700
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%, 10/01/19	3,090,000	3,109,931
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%, 7/15/29	7,060,000	7,916,025
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/25	2,655,000	3,140,732
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/28	3,250,000	3,832,140
Consolidated, Refunding, One Hundred Ninety-Fourth Series, 5.00%, 10/15/28	9,085,000	11,017,925
Consolidated, Refunding, Two Hundred Ninth Series, 5.00%, 7/15/34	15,000,000	18,745,200
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28	1,755,000	1,886,221
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	10,245,000	10,938,791
Suffolk County GO,
Public Improvement, Refunding, Series B, AGMC Insured, 4.00%, 10/15/30	6,310,000	7,094,333
Public Improvement, Refunding, Series B, AGMC Insured, 3.375%, 10/15/31	6,370,000	6,782,649
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	5,691,214
Refunding, Series A, 5.00%, 4/01/20	2,235,000	2,241,258
Suffolk County Water Authority Revenue, Water System, Series A, 3.25%, 6/01/43	17,100,000	17,540,154
Triborough Bridge and Tunnel Authority Revenue,
MTA Bridges and Tunnels, Capital Appreciation, Subordinate, Refunding, Series A, zero cpn., 11/15/30	14,175,000	10,597,655
MTA Bridges and Tunnels, General, Series A, Pre-Refunded, 5.00%, 1/01/27	10,000,000	10,955,500
MTA Bridges and Tunnels, General, Series B-3, 5.00%, 11/15/34	3,480,000	4,125,192
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24	2,600,000	2,819,908
Public Improvement, Refunding, 5.00%, 11/15/28	2,995,000	3,241,728
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Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund  (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	New York (continued)
	Utility Debt Securitization Authority Revenue, Restructuring, Refunding, Series A, 5.00%, 12/15/26	$5,000,000	$5,942,550
	Yonkers GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	1,000,000	1,086,080
	Total Municipal Bonds before Short Term Investments (Cost $855,449,857)		908,577,008
	Short Term Investments 0.9%
	Municipal Bonds 0.9%
	New York 0.9%
[a]	New York City GO,
	Fiscal 2014, Series D, Subseries D-3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.95%, 8/01/38	1,400,000	1,400,000
	Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.95%, 6/01/44	2,250,000	2,250,000
[a]	New York City Transitional Finance Authority Revenue, Future Tax Secured, Senior, Multi-Modal, Fiscal 2003, Refunding, Series A, Subseries A-4, SPA Toronto Dominion Bank, Daily VRDN and Put, 1.92%, 11/01/29	750,000	750,000
[a]	Triborough Bridge and Tunnel Authority Revenue,
	General, MTA Bridges and Tunnels, Refunding, Series C, LOC State Street Bank B&T Co., Weekly VRDN and Put, 1.92%, 1/01/32	700,000	700,000
	General, MTA Bridges and Tunnels, Refunding, Series F, LOC Citibank, Daily VRDN and Put, 1.79%, 11/01/32	1,450,000	1,450,000
	General, MTA Bridges and Tunnels, Refunding, Subseries B-2, LOC Citibank, Weekly VRDN and Put, 1.79%, 1/01/32	1,400,000	1,400,000
	Total Short Term Investments (Cost $7,950,000)		7,950,000
	Total Investments (Cost $863,399,857) 99.1%		916,527,008
	Other Assets, less Liabilities 0.9%		8,220,567
	Net Assets 100.0%		$924,747,575

See Abbreviations on page 7.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
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Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
  |  6

Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
CSD	Central School District
EDC	Economic Development Corp.
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SPA	Standby Purchase Agreement
SRF	State Revolving Fund

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  7